Consolidated Balance Sheet (Unaudited at March 31, 2017) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets
Fixed maturities, available for sale, at fair value (amortized cost $60,269 and $59,650)	$ 61,268	$ 60,515
Equity securities, available for sale, at fair value (cost $512 and $504)	751	732
Real estate investments	926	928
Short-term securities	4,817	4,865
Other investments	3,495	3,448
Total investments	71,257	70,488
Cash	249	307	$ 361	$ 380
Investment income accrued	575	630
Premiums receivable	7,012	6,722
Reinsurance recoverables	8,199	8,287
Ceded unearned premiums	745	589
Deferred acquisition costs	1,987	1,923
Deferred taxes	261	465
Contractholder receivables	4,668	4,609
Goodwill	3,584	3,580
Other intangible assets	266	268
Other assets	2,443	2,377
Total assets	101,246	100,245
Liabilities
Claims and claim adjustment expense reserves	48,320	47,949
Unearned premium reserves	12,814	12,329
Contractholder payables	4,668	4,609
Payables for reinsurance premiums	429	273
Debt	6,438	6,437
Other liabilities	4,965	5,427
Total liabilities	77,634	77,024
Shareholders' equity
Common stock (1,750.0 shares authorized; 279.4 and 279.6 shares issued and outstanding)	22,724	22,614
Retained earnings	32,623	32,196
Accumulated other comprehensive loss	(615)	(755)
Treasury stock, at cost (491.9 and 489.5 shares)	(31,120)	(30,834)
Total shareholders' equity	23,612	23,221	$ 24,166
Total liabilities and shareholders' equity	$ 101,246	$ 100,245